VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2017
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

12. VARIABLE INTEREST ENTITIES

        Since 2016, the Company, through its wholly owned subsidiary, CSE Japan Investment Company Limited, entered into silent partnership agreements with various Japan project companies, for the purpose of raising project finance bonds arranged by Goldman Sachs Japan Co., Ltd. Under the silent partnership agreements, the project entities are considered VIEs in which the Company has no equity interests, but is entitled to substantially all of the economic interests of the projects. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of the projects under the asset management agreement signed simultaneously between the project companies and Canadian Solar Project K.K, a subsidiary of the Group. As such, the Company concluded it was the primary beneficiary of the project companies and thus these project companies were accounted for as consolidated VIEs for the year ended December 31, 2016 and 2017.

        As of December 31, 2017, the carrying amounts and classifications of the consolidated VIEs' assets and liabilities, excluding intercompany balances which are eliminated upon consolidation, included in the Company's consolidated balance sheet are as follows:

At December 31, 2017
$
Current assets	226,071
Non-current assets	25,635

Total assets	251,706

Current liabilities	222,263
Non-current liabilities	6,777

Total liabilities	229,040

        All of the assets are restricted for settlement of the VIEs' obligations, and all of the liabilities can only be settled using VIE resources. Net income and overall cash flow activities during the year are immaterial to the consolidated financial statements.